Related Parties	6 Months Ended
Jun. 30, 2025
Related Parties [Abstract]
RELATED PARTIES
19	RELATED PARTIES

Related parties represent associated companies, shareholders, directors and key management personnel of the Group, and entities controlled, jointly controlled or significantly influenced by such parties. Pricing policies and terms of these transactions are approved by the Group’s management.

19.1	Related party balances

Due from related parties:

	(Unaudited)	(Audited)
	June 30, 2025	December 31, 2024
	USD	USD
(a) Affiliated companies:
Emirates Integrated Telecommunications Company P.J.S.C.	279,759	86,771
Etihad Etisalat Company	479,432	224,728
	759,191	311,499

(b) Entity under common control:
Gulf DTH FZ LLC	2,327	526,802
	761,518	838,301

Due to shareholders and related parties

	(Unaudited)	(Audited)
	June 30, 2025	December 31, 2024
	USD	USD
(a) Due to key management personnel:
Edgard Maroun	147,481	371,423
Elias Habib	195,871	295,542
	343,352	666,965

(b) Entity under common control:
Gulf DTH FZ LLC	40,472,417	18,418,166
	40,815,769	19,085,131

The above balances are interest-free and have no fixed repayment terms.

The amounts due to and due from Gulf DTH FZ LLC represent recharges for video content, shared employees cost and rent recharged to and from the Group.

19.2	Related party transactions

Significant transactions with related parties included in the condensed interim consolidated statement of comprehensive loss are as follows:

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2025	2024
	USD	USD
Affiliated companies
Revenues	831,221	785,384
Agency fees	(171,699)	(147,697)

Parent Company
Interest on convertible loans	(1,571,069)	-

Entity under common control
Content recharge expenses	(42,491,872)	(20,649,999)
Marketing recharge expenses	(150,000)	(159,787)
Shared resources recharge expenses, net	(675,418)	(285,527)
Revenues	2,427,208	3,281,719

19.3	Compensation of key management personnel of the Group

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2025	2024
	USD	USD

Short-term employee benefits	738,170	640,637
Post-employment pension and medical benefits	17,447	23,071
	755,617	663,708